Jun. 03, 2019
MFS® Aggressive Growth Allocation Fund
MFS® Aggressive Growth Allocation Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is June 1, 2019. MFS® Aggressive Growth Allocation Fund
Effective immediately, the sixth paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:

As of September 1, 2018, the fund’s approximate target allocation among asset classes and the underlying funds was:

Bond Funds:	0.0%
International Stock Funds:	30.0%
MFS Emerging Markets Equity Fund	2.0%
MFS International Growth Fund	8.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund*	8.0%
MFS Research International Fund	8.0%
U.S. Stock Funds:	60.0%
MFS Growth Fund	13.0%
MFS Mid Cap Growth Fund	10.0%
MFS Mid Cap Value Fund	10.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Research Fund	9.0%
MFS Value Fund	13.0%
Specialty Funds:	10.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%

* Effective June 1, 2019, the name of MFS International Value Fund changed to MFS International Intrinsic Value Fund.

All percentages are rounded to the nearest tenth of a percent.